Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED EQUITY FUNDS
Prospectus Date	rr_ProspectusDate	Apr. 19, 2016
Supplement [Text Block]	fef_SupplementTextBlock	Federated InterContinental Fund

A Portfolio of Federated Equity Funds

CLASS A SHARES (TICKER RIMAX)
CLASS B SHARES (TICKER ICFBX)
CLASS C SHARES (TICKER ICFFX)
CLASS R Shares (TICKER ICFKX)
INSTITUTIONAL SHARES (TICKER ICFIX)
CLASS R6 SHARES (TICKER ICRSX)

SUPPLEMENT TO SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 31, 2016

1. On June 20, 2016, Class R Shares will be closed to new accounts. New Class R Share purchases by existing Class R shareholders will continue to be permitted through the close of business on August 31, 2016.

2. Pursuant to a plan of conversion, Class R shareholders will automatically receive shares of Class R6 in exchange for their Class R Shares without any fee, load or charge, as of the open of business on September 1, 2016. Class R Shares will operate up to and including close of business on August 31, 2016. The conversion will occur on a tax-free basis. There is no action required by shareholders to effect this conversion and there will be no disruption to accounts as a result of the conversion. Please delete all references to Class R Shares effective as of September 1, 2016.

Federated MDT Mid Cap Growth Strategies Fund

A Portfolio of Federated Equity Funds

CLASS A SHARES (TICKER FGSAX)
CLASS B SHARES (TICKER FGSBX)
CLASS C SHARES (TICKER FGSCX)
CLASS R SHARES (TICKER FGSKX)
INSTITUTIONAL SHARES (TICKER FGSIX)

SUPPLEMENT TO PROSPECTUS DATED DECEMBER 31, 2015

1. On June 20, 2016, Class R Shares will be closed to new accounts. New Class R Share purchases by existing Class R shareholders will continue to be permitted through the close of business on August 31, 2016. Beginning September 1, 2016, the Class R Shares will be re-designated as Class R6 Shares and will be available to new accounts as well as new purchases by existing shareholders.

2. All Class R Shares will operate up to and including close of business on August 31, 2016. When business opens on September 1, 2016, R Shares will be re-designated as Class R6 Shares. There is no action required by shareholders to effect this re-designation and there will be no disruption to accounts as a result of the re-designation. Please delete all references to Class R Shares effective as of September 1, 2016.

Effective as of September 1, 2016, please make the following changes:

3. Under "Fund Summary Information," please delete the section "RISK/RETURN SUMMARY: FEES AND EXPENSES" in its entirety and replace it with the following:

"This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares (A), Class B Shares (B), Class C Shares (C), Class R6 Shares (R6) and Institutional Shares (IS). You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes (e.g., A class) of Federated funds. More information about these and other discounts is available from your financial professional and in the "What Do Shares Cost?" section of the Prospectus on page 7.

Shareholder Fees (fees paid directly from your investment)	A	B	C	R6	IS
Maximum Sales Charge (Load) Imposed on Purchases as a percentage of offering price	5.50%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable	0.00%	5.50%	1.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None	None
Exchange Fee	None	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution (12b-1) Fee	None	0.75%	0.75%	None	None
Other Expenses	0.54%	0.61%	0.56%	0.25%	0.27%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.30%	2.12%	2.07%	1.01%	1.03%
Fee Waivers and/or Expense Reimbursements[1]	(0.07)%	(0.14)%	(0.09)%	(0.04)%	(0.05)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.23%	1.98%	1.98%	0.97%	0.98%

1The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective September 1, 2016, the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, extraordinary expenses, expenses allocated from affiliated partnerships and proxy-related expenses paid by the Fund, if any) paid by the Fund's A, B, C, R6 and IS classes (after the voluntary waivers and/or reimbursements) will not exceed 1.22%, 1.97%, 1.97%, 0.96% and 0.97% (the "Fee Limit"), respectively, up to but not including the later of (the "Termination Date"): (a) January 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
A:
Expenses assuming redemption	$675	$939	$1,224	$2,032
Expenses assuming no redemption	$675	$939	$1,224	$2,032
B:
Expenses assuming redemption	$765	$1,064	$1,339	$2,243
Expenses assuming no redemption	$215	$664	$1,139	$2,243
C:
Expenses assuming redemption	$310	$649	$1,114	$2,400
Expenses assuming no redemption	$210	$649	$1,114	$2,400
R6:
Expenses assuming redemption	$103	$322	$558	$1,236
Expenses assuming no redemption	$103	$322	$558	$1,236
IS:
Expenses assuming redemption	$105	$328	$569	$1,259
Expenses assuming no redemption	$105	$328	$569	$1,259

4. Under "Fund Summary Information," please revise the "Average Annual Total Return Table" as follows:

Replace all R class references with "R6."

In addition, insert the following disclosure as the final sentence at the end of the first paragraph in the introduction:

"Prior to September 1, 2016, R6 class shares were known as R class shares and included 12b-1 fees and certain other expenses. As of September 1, 2016, the R6 class does not include such 12b-1 fees and certain other expenses, and the performance shown below for the R6 class prior to September 1, 2016, reflects the higher R class expenses."
Federated InterContinental Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fef_SupplementTextBlock	Federated InterContinental Fund

A Portfolio of Federated Equity Funds

CLASS A SHARES (TICKER RIMAX)
CLASS B SHARES (TICKER ICFBX)
CLASS C SHARES (TICKER ICFFX)
CLASS R Shares (TICKER ICFKX)
INSTITUTIONAL SHARES (TICKER ICFIX)
CLASS R6 SHARES (TICKER ICRSX)

SUPPLEMENT TO SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 31, 2016

1. On June 20, 2016, Class R Shares will be closed to new accounts. New Class R Share purchases by existing Class R shareholders will continue to be permitted through the close of business on August 31, 2016.

2. Pursuant to a plan of conversion, Class R shareholders will automatically receive shares of Class R6 in exchange for their Class R Shares without any fee, load or charge, as of the open of business on September 1, 2016. Class R Shares will operate up to and including close of business on August 31, 2016. The conversion will occur on a tax-free basis. There is no action required by shareholders to effect this conversion and there will be no disruption to accounts as a result of the conversion. Please delete all references to Class R Shares effective as of September 1, 2016.
Federated MDT Mid-Cap Growth Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fef_SupplementTextBlock	Federated MDT Mid Cap Growth Strategies Fund

A Portfolio of Federated Equity Funds

CLASS A SHARES (TICKER FGSAX)
CLASS B SHARES (TICKER FGSBX)
CLASS C SHARES (TICKER FGSCX)
CLASS R SHARES (TICKER FGSKX)
INSTITUTIONAL SHARES (TICKER FGSIX)

SUPPLEMENT TO PROSPECTUS DATED DECEMBER 31, 2015

1. On June 20, 2016, Class R Shares will be closed to new accounts. New Class R Share purchases by existing Class R shareholders will continue to be permitted through the close of business on August 31, 2016. Beginning September 1, 2016, the Class R Shares will be re-designated as Class R6 Shares and will be available to new accounts as well as new purchases by existing shareholders.

2. All Class R Shares will operate up to and including close of business on August 31, 2016. When business opens on September 1, 2016, R Shares will be re-designated as Class R6 Shares. There is no action required by shareholders to effect this re-designation and there will be no disruption to accounts as a result of the re-designation. Please delete all references to Class R Shares effective as of September 1, 2016.

Effective as of September 1, 2016, please make the following changes:

3. Under "Fund Summary Information," please delete the section "RISK/RETURN SUMMARY: FEES AND EXPENSES" in its entirety and replace it with the following:

"This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares (A), Class B Shares (B), Class C Shares (C), Class R6 Shares (R6) and Institutional Shares (IS). You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes (e.g., A class) of Federated funds. More information about these and other discounts is available from your financial professional and in the "What Do Shares Cost?" section of the Prospectus on page 7.

Shareholder Fees (fees paid directly from your investment)	A	B	C	R6	IS
Maximum Sales Charge (Load) Imposed on Purchases as a percentage of offering price	5.50%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable	0.00%	5.50%	1.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None	None
Exchange Fee	None	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution (12b-1) Fee	None	0.75%	0.75%	None	None
Other Expenses	0.54%	0.61%	0.56%	0.25%	0.27%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.30%	2.12%	2.07%	1.01%	1.03%
Fee Waivers and/or Expense Reimbursements[1]	(0.07)%	(0.14)%	(0.09)%	(0.04)%	(0.05)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.23%	1.98%	1.98%	0.97%	0.98%

1The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective September 1, 2016, the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, extraordinary expenses, expenses allocated from affiliated partnerships and proxy-related expenses paid by the Fund, if any) paid by the Fund's A, B, C, R6 and IS classes (after the voluntary waivers and/or reimbursements) will not exceed 1.22%, 1.97%, 1.97%, 0.96% and 0.97% (the "Fee Limit"), respectively, up to but not including the later of (the "Termination Date"): (a) January 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
A:
Expenses assuming redemption	$675	$939	$1,224	$2,032
Expenses assuming no redemption	$675	$939	$1,224	$2,032
B:
Expenses assuming redemption	$765	$1,064	$1,339	$2,243
Expenses assuming no redemption	$215	$664	$1,139	$2,243
C:
Expenses assuming redemption	$310	$649	$1,114	$2,400
Expenses assuming no redemption	$210	$649	$1,114	$2,400
R6:
Expenses assuming redemption	$103	$322	$558	$1,236
Expenses assuming no redemption	$103	$322	$558	$1,236
IS:
Expenses assuming redemption	$105	$328	$569	$1,259
Expenses assuming no redemption	$105	$328	$569	$1,259

4. Under "Fund Summary Information," please revise the "Average Annual Total Return Table" as follows:

Replace all R class references with "R6."

In addition, insert the following disclosure as the final sentence at the end of the first paragraph in the introduction:

"Prior to September 1, 2016, R6 class shares were known as R class shares and included 12b-1 fees and certain other expenses. As of September 1, 2016, the R6 class does not include such 12b-1 fees and certain other expenses, and the performance shown below for the R6 class prior to September 1, 2016, reflects the higher R class expenses."